Accounting policies - Levels 3 Change in Assumptions (Details) - item	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Forward Estimation | Cross Currency Swaps (CCS) | Least Favorable Input, Potential Impact
Financial instruments
Difference between bid and offer quotations over designated period of time (as a percent)	0.95%
Historical period	1 year
Denominator used in estimating volatility	2
Forward Estimation | Interest rate swaps | Most Favorable Input, Potential Impact
Financial instruments
Bid offer spread (as a percent)	(0.06%)
Forward Estimation | Interest rate swaps | Least Favorable Input, Potential Impact
Financial instruments
Bid offer spread (as a percent)	0.06%
Forward Estimation | CCS USD/MXN | Most Favorable Input, Potential Impact
Financial instruments
Bid offer spread (as a percent)	(0.10%)
Forward Estimation | CCS USD/MXN | Least Favorable Input, Potential Impact
Financial instruments
Bid offer spread (as a percent)	0.10%
Forward Estimation | CCS UDI/MXN | Most Favorable Input, Potential Impact
Financial instruments
Bid offer spread (as a percent)	(0.10%)
Forward Estimation | CCS UDI/MXN | Least Favorable Input, Potential Impact
Financial instruments
Bid offer spread (as a percent)	0.10%
Black-Scholes model | Red Compartida | Minimum
Financial instruments
Long term Fx volatility (as a percent)	11.00%
Black-Scholes model | Red Compartida | Maximum
Financial instruments
Long term Fx volatility (as a percent)	17.00%
Black-Scholes model | Red Compartida | Weighted average
Financial instruments
Long term Fx volatility (as a percent)	14.70%
Black-Scholes model | Red Compartida | Most Favorable Input, Potential Impact
Financial instruments
Long term Fx volatility (as a percent)	14.48%	14.75%
Black-Scholes model | Red Compartida | Least Favorable Input, Potential Impact
Financial instruments
Denominator used in estimating volatility	2
Long term Fx volatility (as a percent)	16.58%	14.75%
Number of factors	2
Percentile of movement price distribution	0.95%